SHARE CAPITAL (Schedule of Continuity of Stock Options and Warrants) (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Number
Stock options outstanding, beginning | shares	4,564,565
Granted | shares	8,690,000	15,695,000
Exercised | shares	(5,600,000)	(11,130,435)
Cancelled or forfeited | shares	(6,379,565)
Stock options outstanding, ending | shares	1,275,000	4,564,565
Weighted average exercise price
Stock options outstanding, beginning | $	$ 0.28
Granted | $	0.24	0.25
Exercised | $	0.23	0.17
Cancelled or forfeited | $	0.25
Stock options outstanding, ending | $	$ 0.3	$ 0.28
Warrants [Member]
Number
Stock options outstanding, beginning | shares	16,070,029
Granted | shares	24,955,702	19,844,495
Exercised | shares	(8,665,201)	(3,774,466)
Expired | shares	(16,070,029)
Stock options outstanding, ending | shares	16,290,501	16,070,029
Weighted average exercise price
Stock options outstanding, beginning | $	$ 0.42
Granted | $	0.22	0.42
Exercised | $	0.25	0.4
Expired | $	0.43
Stock options outstanding, ending | $	$ 0.12	$ 0.42